Consolidated Balance Sheets (USD $) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Assets
Cash and cash equivalents	$ 766,602		$ 294,838
Accounts receivable	847,234		1,064,663
Accounts receivable, secured - related party	772,793		780,169
Note receivable from officer, secured - related party	150,000
Prepaid expenses and other current assets	103,478		5,794
Total current assets	2,640,107		2,145,464
Property and equipment, net	129,944		21,884
Intangible assets, net	1,236,996		494,161
Other assets	6,559		6,559
Total assets	4,013,606		2,668,068
Liabilities and Stockholders Equity (Deficiency)
Accounts payable	1,094,029		313,326
Accrued expenses	167,528		266,116
Deferred revenue	835,694		890,204
Notes payable, current portion	6,383	[1]	30,871
Deferred rent, current portion	4,291		2,324
Total current liabilities	2,107,925		1,502,841
Line of credit	233,215		243,499
Loans payable	200,000		200,000
Notes payable	8,768		15,151
Deferred rent	21,274		25,565
Total liabilities	2,571,182		1,987,056
Temporary equity:
Series A preferred stock, $0.001 par value; 850,500 shares designated,	809,900	[2]
Series D preferred stock, $0.001 par value; 3,700,000 shares designated, 1,176,750 and 0 shares issued and outstanding, respectively	1,109,268	[2]
Series E preferred stock, $0.001 par value; 2,000,000 shares designated, 1,700,000 and 0 shares issued and outstanding, respectively	1,550,817	[2]
Total temporary equity	3,469,985
Stockholders equity (deficiency):
Preferred stock, $0.001 par value; 20,000,000 shares authorized
Series C preferred stock, $0.001 par value; 11,411,400 shares designated, 11,307,450 and 0 shares issued and outstanding, respectively	11,307	[2]
Series B preferred stock, $0.001 par value; 368,421 shares designated, 368,411 and 0 shares issued and outstanding, respectively	368	[2]
Common stock, $0.001 par value; 60,000,000 shares authorized, 11,837,930 and 21,000,000 issued and outstanding, respectively	11,838	[3]	21,000
Additional paid-in capital	3,275,296	[3]	3,850,809
Accumulated deficit	(5,326,370)		(3,190,797)
Total stockholders equity (deficiency)	(2,027,561)		681,012
Total liabilities and stockholders equity (deficiency)	$ 4,013,606		$ 2,668,068

[1]	On December 12, 2011, subsequent to the historical balance sheet date presented and prior to the reverse merger, AGI received $10,000 of proceeds in exchange for a convertible promissory note payable.
[2]	Upon closing of reverse merger, all series of AUI preferred shares were automatically converted to 13,677,274 common shares.
[3]	On February 14, 2012, AGI completed a 1-for-2.5 reverse split whereby each 2.5 issued and outstanding shares of AGI common stock, par value of $0.0001 per share were converted into 1 share of AGI (leaving 48,960,000 common shares).